PROPERTY, PLANT AND EQUIPMENT (Details 2) (Assets Leased to Others [Member], Building [Member], USD $)	Jun. 30, 2013
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2014	$ 1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	$ 1,571,619